Debt (Tables)	12 Months Ended
Sep. 30, 2017
Debt [Abstract]
Schedule Of Debt

	2017		2016
(in millions)	Amount	Rate	Amount	Rate
Term Loan, variable rate, due June 23, 2022	$1,244.2	3.4%	$1,005.5	3.6%
CAD Term Loan, variable rate, due June 23, 2022	59.0	4.9%	54.9	4.6%
Euro Term Loan, variable rate, due June 23, 2022	—	—%	63.0	3.5%
4.00% Notes, due October 1, 2026	500.9	4.0%	477.0	4.0%
5.75% Notes, due July 15, 2025	1,000.0	5.8%	1,000.0	5.8%
6.125% Notes, due December 15, 2024	250.0	6.1%	250.0	6.1%
6.375% Notes, due November 15, 2020	—	—%	129.7	6.4%
6.625% Notes, due November 15, 2022	570.0	6.6%	570.0	6.6%
Revolver Facility, variable rate, expiring March 6, 2022	—	—%	—	—%
Other notes and obligations	4.7	8.0%	3.9	7.5%
Obligations under capital leases	199.7	5.7%	67.4	5.3%
Total debt	3,828.5		3,621.4
Unamortized discount on debt	(3.7)		(4.5)
Debt issuance costs	(53.1)		(56.9)
Less current portion	(19.4)		(145.3)
Long-term debt, net of current portion	$3,752.3		$3,414.7

Aggregate Scheduled Maturities Of Debt And Capital Lease Obligations

(in millions)	Capital Lease Obligations	Debt	Total
2018	$6.3	$13.1	$19.4
2019	7.4	17.7	25.1
2020	7.8	13.1	20.9
2021	9.9	13.1	23.0
2022	7.6	1,250.8	1,258.4
Thereafter	160.7	2,321.0	2,481.7
Long-term debt	$199.7	$3,628.8	$3,828.5